UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               --------------------------------
Address:       One Market Plaza
               --------------------------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
               --------------------------------

Form 13F File Number:  028-10673
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert Riemer
               ----------------------------------------------------
Title:         Chief Financial Officer and Chief Compliance Officer
               ----------------------------------------------------
Phone:         415.344.6213
               ----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Robert Riemer            San Francisco, CA      May 15, 2013
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Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ----------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     36
                                            ----------

Form 13F Information Table Value Total:     $267,252
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number      Name

     ----------      --------------------      -------------------

                                                     ARTIS CAPITAL MANAGEMENT, LP
                                          FORM 13F INFORMATION TABLE AS OF MARCH 31, 2013

                                                                                                               VOTING AUTHORITY
                                                           VALUE X   SHARES/     SH/ PUT/  INVSTMT  OTHER ------------------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      ($1000)   PRN AMT     PRN CALL  DISCRETN MGRS  SOLE        SHARED  NONE
----------------------------    --------------  -----      -------   -------     --- ----  -------- ----  ----        ------  ----
Amyris Inc                      COM             03236M101     800       259,841  Sh        sole              259,841  0       0
Amazon.com Inc.                 COM             023135106   3,034        11,385  Sh        sole               11,385  0       0
Apple Inc                       COM             037833100  31,228        70,547  Sh        sole               70,547  0       0
Audience Inc                    COM             05070J102     662        43,440  Sh        sole               43,440  0       0
Bona Film Group Ltd             SPONSORED ADS   09777B107   2,610       567,471  Sh        sole              567,471  0       0
CBS Corp                        CL B            124857202     466         9,985  Sh        sole                9,985  0       0
Charles & Colvard Ltd           COM             159765106   8,261     2,140,284  Sh        sole            2,140,284  0       0
China Xiniya Fashion Ltd        SPONSORED ADR   16950W105     641       485,461  Sh        sole              485,461  0       0
Citrix Systems Inc.             COM             177376100   2,293        31,786  Sh        sole               31,786  0       0
Cogo Group Inc                  ORD SHS         G22538105     674       340,353  Sh        sole              340,353  0       0
Discovery Communicatns          COM SER A       25470F104     299         3,800  Sh        sole                3,800  0       0
EBAY Inc.                       COM             278642103   2,617        48,265  Sh        sole               48,265  0       0
Entertainment Gaming Asia Inc   COM NEW         29383V206     366       190,630  Sh        sole              190,630  0       0
Fortinet Inc                    COM             34959E109  11,480       484,785  Sh        sole              484,785  0       0
Fusion-io Inc                   COM             36112J107   5,765       352,174  Sh        sole              352,174  0       0
Google Inc                      CL A            38259P508   1,128         1,420  Sh        sole                1,420  0       0
ID Systems Inc                  COM             449489103   3,482       610,912  Sh        sole              610,912  0       0
Imax Corp                       COM             45245E109  33,837     1,265,899  Sh        sole            1,265,899  0       0
KiOR Inc                        CL A            497217109  76,857    16,528,384  Sh        sole           16,528,384  0       0
LinkedIn Corp                   COM CL A        53578A108   1,130         6,421  Sh        sole                6,421  0       0
Lions Gate Entertainment Corp   COM NEW         535919203   6,899       290,254  Sh        sole              290,254  0       0
Mellanox Technologies Ltd       SHS             M51363113   1,844        33,212  Sh        sole               33,212  0       0
Mindspeed Technologies Inc      COM NEW         602682205     984       296,468  Sh        sole              296,468  0       0
Official Payments Holdings Inc  COM             67623R106     450        79,314  Sh        sole               79,314  0       0
PLX Technology Inc              COM             693417107   1,189       260,659  Sh        sole              260,659  0       0
Quantum Corp                    COM DSSG        747906204   2,087     1,630,677  Sh        sole            1,630,677  0       0
SalesForce Com Inc              COM             79466L302  10,649        59,548  Sh        sole               59,548  0       0
Silver Spring Networks          COM             82817Q103  13,761       794,061  Sh        sole              386,172  0       0
Sonus Networks Inc              COM             835916107  16,838     6,501,200  Sh        sole            6,501,200  0       0
STEC Inc                        COM             784774101   7,199     1,628,815  Sh        sole            1,628,815  0       0
Tandy Brands Accessories Inc    COM             875378101      90       180,494  Sh        sole              180,494  0       0
TiVo Inc                        COM             888706108  13,692     1,105,103  Sh        sole            1,105,103  0       0
Ultralife Corp                  COM             903899102   2,118       474,388  Sh        sole              474,388  0       0
UTStarcom Holdings Corp         USD ORD SHS     G9310A106     630       224,323  Sh        sole              224,323  0       0
Vitesse Semiconductor Corp      COM NEW         928497304     319       147,473  Sh        sole              147,473  0       0
Zhone Technologies Inc          COM NEW         98950P884     873       980,789  Sh        sole              980,789  0       0